Net Income - Other Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Analysis of income and expense [abstract]
Dividend income	$ 281	$ 9	$ 240	$ 167
Rental income	77		75	76
Others	134		148	139
Other income	$ 492	$ 16	$ 463	$ 382